Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Trade and Other Payables [Abstract]
Trade and Other Payables
25.	Trade and Other Payables

Trade and other payables as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Current	Non-current	Current	Non-current
		In millions of won
Trade payables	￦	2,936,990	—	3,411,830	—
Other trade payables		1,649,933	2,825,039	1,630,860	2,626,876
Accrued expenses		1,087,844	1,951	1,127,796	1,859
Leasehold deposits received		1,562	1,308	1,949	1,084
Other deposits received		186,817	102,896	169,317	72,453
Finance lease liabilities		131,792	286,468	57,200	226,606
Dividends payable		4,448	—	6,443	—
Others(*)		135	5,818	—	12,818

	￦	5,999,521	3,223,480	6,405,395	2,941,696

(*)	Details of others as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Current	Non-current	Current	Non-current
		In millions of won
Advance received from local governments	￦	—	5,818	—	5,818
Others		135	—	—	7,000

	￦	135	5,818	—	12,818